LEASES - Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 43,701
2024	26,291
2025	8,441
Total lease payments	78,433
Less: imputed interest	(4,423)
Present value of lease liabilities	¥ 74,010